CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Operations [Abstract]
Revenues	$ 892,334	$ 546,778	$ 2,684,931	$ 2,346,238
Costs and expenses:
Instructional costs and services	235,713	187,847	899,909	525,907
Marketing and promotional	310,491	437,305	1,442,128	515,362
General and administrative	1,217,273	1,752,281	5,235,282	3,593,956
Receivable collateral valuation service			502,315
Depreciation and amortization	120,357	89,749	397,923	264,082
Total costs and expenses	1,883,834	2,467,182	8,477,557	4,899,307
Operating loss from continuing operations	(991,500)	(1,920,404)	(5,792,626)	(2,553,069)
Other income (expense):
Interest income	243	644	4,592	2,656
Interest expense	(5,217)	(3,031)	(364,889)	(27,850)
Gain on disposal of property and equipment		5,879	5,879
Other income	66,267
Loss due to unauthorized borrowing				(14,876)
Total other expense	61,293	3,492	(354,418)	(40,070)
Loss from continuing operations before income taxes	(930,207)	(1,916,912)	(6,147,044)	(2,593,139)
Income tax expense (benefit)
Loss from continuing operations	(930,207)	(1,916,912)	(6,147,044)	(2,593,139)
Discontinued operations (Note 1)
Income from discontinued operations, net of income taxes	(18,664)	127,146	136,310	457,566
Net loss	(948,871)	(1,789,766)	(6,010,734)	(2,135,573)
Cumulative preferred stock dividends		(37,379)	(37,379)	(87,326)
Net loss allocable to common stockholders	$ (948,871)	$ (1,827,145)	$ (6,048,113)	$ (2,222,899)
Loss per share from continuing operations - basic and diluted	$ (0.02)	$ (0.12)	$ (0.17)	$ (0.17)
Income (loss) per share from discontinued operations - basic and diluted		0.01		0.03
Net loss per share allocable to common stockholders - basic and diluted	(0.02)	(0.11)	(0.17)	(0.14)
Weighted average number of common shares outstanding:
Basic and diluted	55,671,814	16,473,874	35,316,681	15,377,413